Investor A C and Institutional [Member] Expense Example - Investor A, C and Institutional - BlackRock Credit Relative Value Fund	Jul. 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 555
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,264
Expense Example, with Redemption, 10 Years	2,291
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	337
Expense Example, with Redemption, 3 Years	747
Expense Example, with Redemption, 5 Years	1,283
Expense Example, with Redemption, 10 Years	2,565
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	449
Expense Example, with Redemption, 5 Years	778
Expense Example, with Redemption, 10 Years	$ 1,710